Plant and Equipment	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Plant and Equipment [Text Block]

7. Plant and Equipment

Property and equipment consist of the following components:

	September 30, 2025	March 31, 2025

Equipment	$585,700	$312,231
Land	2,753	2,244
Building	146,716	103,032
Total	735,169	417,507
Accumulated depreciation	(270,842)	(214,659)
Net carrying value	$464,327	$202,848

The Company depreciates its plant and equipment over the remaining estimated useful economic life. Included in equipment and land for the period ended September 30, 2025, is the 100 MW datacenter facility in Valenzuela, Paraguay which was substantially completed and placed into service during the period.